Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current Federal and State
Deferred Federal and State	698,303	(698,303)
Total provision (benefit) for income taxes	$ 698,303	$ (698,303)